Regulatory Assets and Liabilities	6 Months Ended
Jun. 30, 2026
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2025 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2026	2025
Regulatory assets
Deferred income taxes	2,507	2,424
Deferred energy management costs	699	701
Rate stabilization and related accounts	590	552
Employee future benefits	194	192
Deferred lease costs	166	145
Derivatives	129	135
Deferred restoration costs	116	109
Manufactured gas plant site remediation deferral	91	84
Business development deposit tax	67	58
Roadrunner Reserve 1 cost deferral	50	23
Generation early retirement costs	46	49
Meter cost recovery	34	37
Other regulatory assets	517	513
Total regulatory assets	5,206	5,022
Less: Current portion	(1,019)	(915)
Long-term regulatory assets	4,187	4,107

Regulatory liabilities
Future cost of removal	1,958	1,853
Deferred income taxes	1,420	1,349
Employee future benefits	454	467
Rate stabilization and related accounts	186	183
Renewable energy surcharge	175	164
Energy efficiency liability	69	68
Other regulatory liabilities	196	178
Total regulatory liabilities	4,458	4,262
Less: Current portion	(469)	(452)
Long-term regulatory liabilities	3,989	3,810